Accounts receivable, net	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Accounts receivable, net

Note 5 – Accounts receivable, net

Accounts receivable, net consist of the following:

	As of December 31,	As of December 31,
	2021	2020
Accounts receivable	$14,474,383	$11,993,968
Less: Allowance for doubtful accounts	(4,601,637)	(4,788,855)
Accounts receivable, net	$9,872,746	$7,205,113

Movements of allowance for doubtful accounts are as follows:

	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2021	2020	2019
Allowance for doubtful accounts, beginning balance	$4,788,855	$1,772,280	$1,769,468
Provision for (reversal of) doubtful accounts	(310,012)	2,740,639	26,297
Effects of foreign exchange rate	122,794	275,936	(23,485)
Allowance for doubtful accounts, ending balance	$4,601,637	$4,788,855	$1,772,280